Net Loss Per Share - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (22,493)	$ (21,892)	$ (14,774)	$ (8,827)	$ (44,385)	$ (23,601)	$ (61,348)	$ (25,646)
Dividends on Series D convertible preferred stock	(2,908)		(1,115)		(5,785)	(1,115)	(6,660)
Net loss attributable to common stockholders—basic	(26,856)		(71,766)		(53,063)	(80,593)	(126,657)	(25,646)
Net loss attributable to common stockholders—diluted	$ (26,856)		$ (71,766)		$ (53,063)	$ (80,593)	$ (126,657)	$ (25,646)
Denominator:
Weighted-average common stock outstanding, Basic	1,471,296		1,157,870		1,466,462	1,157,869	1,197,489	1,155,319
Weighted-average common stock outstanding, Diluted	1,471,296		1,157,870		1,466,462	1,157,869	1,197,489	1,155,319
Net loss per share attributable to common stockholders—basic	$ (18.25)		$ (61.98)		$ (36.18)	$ (69.6)	$ (105.77)	$ (22.2)
Net loss per share attributable to common stockholders—diluted	$ (18.25)		$ (61.98)		$ (36.18)	$ (69.6)	$ (105.77)	$ (22.2)
Series D Redeemable Convertible Preferred Stock [Member]
Numerator:
Dividends on Series D convertible preferred stock	$ (2,908)		$ (1,115)		$ (5,785)	$ (1,115)	$ (6,660)
Redemption value of Series D convertible preferred stock	$ (1,455)		$ (55,877)		$ (2,893)	$ (55,877)	$ (58,649)